Segmented information (Schedule of segments, additions to property, plant and equipment) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of operating segments [line items]
Additions to property, plant and equipment	$ 582.5	$ 486.2
Peru [Member]
Disclosure of operating segments [line items]
Additions to property, plant and equipment	207.0	177.8
Manitoba [Member]
Disclosure of operating segments [line items]
Additions to property, plant and equipment	64.9	63.3
British Columbia [Member]
Disclosure of operating segments [line items]
Additions to property, plant and equipment	228.1	214.9
Arizona [Member]
Disclosure of operating segments [line items]
Additions to property, plant and equipment	82.2	30.2
Corporate and other activities [Member]
Disclosure of operating segments [line items]
Additions to property, plant and equipment	$ 0.3	$ 0.0